Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of Insurance Contracts and Reinsurance Contracts by Type (Detail) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	€ 36
Beginning balance	176,120
Opening net balance	176,083
Opening assets, Reinsurance	16,939	[1]	€ 3,518
Other reinsurance finance income / (expenses)	699		599
Closing net balance	177,262		176,083
Closing assets	185		36
Ending balance	177,446		176,120
Closing assets, Reinsurance	16,608		16,939	[1]
Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	36
Beginning balance	175,681
Opening net balance	175,645
Opening assets, Reinsurance	16,934
Closing net balance	177,222		175,645
Closing assets	185		36
Ending balance	177,407		175,681
Closing assets, Reinsurance	16,601		16,934
Insurance contracts to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance	439
Opening net balance	439
Opening assets, Reinsurance	6
Closing net balance	39		439
Ending balance	39		439
Closing assets, Reinsurance	7		6
Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	36		110
Beginning balance	175,681		288,102
Opening net balance	175,645		287,991
Insurance revenue	(10,195)		(13,522)
Incurred claims and other insurance service expenses	8,407		11,321
Amortization of insurance acquisition cash flows	558		547
Losses (and reversal of losses) on onerous contracts	1,084		1,335
Adjustments to liabilities for incurred claims	9		8
Insurance service expenses	10,058		13,212
Insurance service result	(137)		(309)
Insurance finance (income) / expenses (P&L and OCI)	17,343		(57,240)
Cash flows	(10,624)		(11,930)
Contracts disposed during the period	(347)		(278)
Transfers to disposal groups	(345)		(52,037)
Other movements	20		5
Transfer (to)/from other headings	(512)
Net exchange differences	(3,821)		9,442
Closing net balance	177,222		175,645
Closing assets	185		36
Ending balance	177,407		175,681
Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Excluding loss recovery component [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	40		780
Beginning balance	163,758		286,352
Opening net balance	163,719		285,572
Insurance revenue	(10,195)		(13,522)
Amortization of insurance acquisition cash flows	558		547
Insurance service expenses	558		547
Investment components	(4,834)		(4,820)
Insurance service result	(14,471)		(17,795)
Insurance finance (income) / expenses (P&L and OCI)	17,262		(57,191)
Cash flows	(4,892)		(4,031)
Contracts disposed during the period	(347)		(278)
Transfers to disposal groups	(1)		(51,983)
Other movements	20		(28)
Transfer (to)/from other headings	(514)
Net exchange differences	(3,252)		9,453
Closing net balance	157,524		163,719
Closing assets	1,589		40
Ending balance	159,113		163,758
Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Loss recovery component [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	(1)
Beginning balance	1,455		343
Opening net balance	1,456		343
Incurred claims and other insurance service expenses	(186)		(51)
Losses (and reversal of losses) on onerous contracts	1,084		1,335
Insurance service expenses	899		1,284
Investment components			(50)
Insurance service result	898		1,234
Insurance finance (income) / expenses (P&L and OCI)	81		(49)
Cash flows	(150)		(33)
Transfers to disposal groups	(211)		(54)
Other movements			33
Transfer (to)/from other headings	(33)
Net exchange differences	(54)		(19)
Closing net balance	1,987		1,456
Closing assets	(1,042)		(1)
Ending balance	945		1,455
Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Incurred claims [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	(2)		(669)
Beginning balance	10,468		1,407
Opening net balance	10,470		2,076
Incurred claims and other insurance service expenses	8,593		11,372
Adjustments to liabilities for incurred claims	9		8
Insurance service expenses	8,601		11,381
Investment components	4,834		4,870
Insurance service result	13,436		16,251
Cash flows	(5,582)		(7,866)
Transfers to disposal groups	(133)
Transfer (to)/from other headings	36
Net exchange differences	(515)		9
Closing net balance	17,711		10,470
Closing assets	(362)		(2)
Ending balance	17,349		10,468
Insurance contracts issued [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance	439		1,964
Opening net balance	439		1,964
Insurance revenue	(127)		(563)
Incurred claims and other insurance service expenses	96		253
Amortization of insurance acquisition cash flows	19		22
Losses (and reversal of losses) on onerous contracts	2		2
Adjustments to liabilities for incurred claims	14		257
Insurance service expenses	132		534
Insurance service result	5		(29)
Insurance finance (income) / expenses (P&L and OCI)	12		(103)
Cash flows	(19)		45
Disposal of a business	(407)		(804)
Transfers to disposal groups			(554)
Net exchange differences	9		(80)
Closing net balance	39		439
Ending balance	39		439
Insurance contracts issued [member] | Insurance contracts to which premium allocation approach has been applied [member] | Excluding loss recovery component [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance	404		1,242
Opening net balance	404		1,242
Insurance revenue	(127)		(563)
Amortization of insurance acquisition cash flows	19		22
Insurance service expenses	19		22
Insurance service result	(108)		(542)
Insurance finance (income) / expenses (P&L and OCI)	12		7
Cash flows	95		515
Disposal of a business	(407)		(729)
Transfers to disposal groups			(15)
Net exchange differences	9		(75)
Closing net balance	6		404
Ending balance	6		404
Insurance contracts issued [member] | Insurance contracts to which premium allocation approach has been applied [member] | Loss recovery component [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance	2
Opening net balance	2
Losses (and reversal of losses) on onerous contracts	2		2
Insurance service expenses	2		2
Insurance service result	2		2
Closing net balance	4		2
Ending balance	4		2
Insurance contracts issued [member] | Best estimate liability [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance	33		712
Opening net balance	33		712
Incurred claims and other insurance service expenses	96		254
Adjustments to liabilities for incurred claims	14		259
Insurance service expenses	110		513
Insurance service result	110		513
Insurance finance (income) / expenses (P&L and OCI)			(110)
Cash flows	(114)		(470)
Disposal of a business			(75)
Transfers to disposal groups			(532)
Net exchange differences	0		(5)
Closing net balance	29		33
Ending balance	29		33
Insurance contracts issued [member] | Risk adjustment [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets			(510)
Beginning balance	3,436		4,831
Opening net balance	3,435		5,341
Insurance service result	197		(1,591)
Insurance finance (income) / expenses (P&L and OCI)	205		117
Closing net balance	3,537		3,435
Closing assets	(286)
Ending balance	3,251		3,436
Insurance contracts issued [member] | Risk adjustment [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance			10
Opening net balance			10
Adjustments to liabilities for incurred claims			(3)
Insurance service expenses			(3)
Insurance service result			(3)
Transfers to disposal groups			(7)
Reinsurance contracts held [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Effect of changes in risk of non-performance of reinsurers	(12)		3
Reinsurance contracts held [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets, Reinsurance	16,934		21,288
Opening liabilities, Reinsurance	(270)
Opening liabilities, Reinsurance	270		(471)
Net opening balance, Reinsurance	16,664		20,818
Net expenses from reinsurance contracts	181		248
Other reinsurance finance income / (expenses)	1,060		(3,945)
Effect of changes in risk of non-performance of reinsurers	(12)		1
Insurance finance (income) / expenses (P&L and OCI)	1,048		(3,944)
Increase (decrease) in profit or loss and other comprehensive income due to changes in reinsurance contracts held	1,229		(3,696)
Cash flows	(979)		(1,498)
Other movements	(371)		(323)
Net exchange differences	(550)		1,363
Net closing balance, Reinsurance	15,993		16,664
Closing assets, Reinsurance	16,601		16,934
Closing liabilities, Reinsurance	608		(270)
Closing liabilities, Reinsurance			270
Reinsurance contracts held [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Excluding loss recovery component [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets, Reinsurance	14,801		20,704
Opening liabilities, Reinsurance	(217)
Opening liabilities, Reinsurance	217		(1,116)
Net opening balance, Reinsurance	14,584		19,588
Net expenses from reinsurance contracts	453		(1,028)
Other reinsurance finance income / (expenses)	1,026		(3,956)
Investment components			(6)
Effect of changes in risk of non-performance of reinsurers	(12)		1
Increase (decrease) in profit or loss and other comprehensive income due to changes in reinsurance contracts held	1,467		(4,988)
Cash flows	(397)		(1,021)
Other movements	(424)		(322)
Net exchange differences	(511)		1,327
Net closing balance, Reinsurance	14,719		14,584
Closing assets, Reinsurance	16,457		14,801
Closing liabilities, Reinsurance	1,738		(217)
Closing liabilities, Reinsurance			217
Reinsurance contracts held [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Loss recovery component [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets, Reinsurance	1,607		202
Opening liabilities, Reinsurance	(57)
Opening liabilities, Reinsurance	57
Net opening balance, Reinsurance	1,549		202
Net expenses from reinsurance contracts	(235)		1,380
Other reinsurance finance income / (expenses)	34		10
Investment components			(2)
Increase (decrease) in profit or loss and other comprehensive income due to changes in reinsurance contracts held	(200)		1,388
Cash flows	(158)		(12)
Other movements	139		(1)
Net exchange differences	(34)		(28)
Net closing balance, Reinsurance	1,296		1,549
Closing assets, Reinsurance	349		1,607
Closing liabilities, Reinsurance	(947)		(57)
Closing liabilities, Reinsurance			57
Reinsurance contracts held [member] | Risk adjustment [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets, Reinsurance	1,010		1,009
Net opening balance, Reinsurance	909		1,594
Insurance finance (income) / expenses (P&L and OCI)	48		47
Other movements	(176)		(206)
Net closing balance, Reinsurance	755		909
Closing assets, Reinsurance	423		1,010
Reinsurance contracts held [member] | Asset for incurred claims [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets, Reinsurance	526		383
Opening liabilities, Reinsurance	5
Opening liabilities, Reinsurance	5		645
Net opening balance, Reinsurance	530		1,028
Net expenses from reinsurance contracts	(38)		(103)
Investment components			8
Increase (decrease) in profit or loss and other comprehensive income due to changes in reinsurance contracts held	(37)		(96)
Cash flows	(425)		(466)
Other movements	(86)
Net exchange differences	(4)		64
Net closing balance, Reinsurance	(22)		530
Closing assets, Reinsurance	(205)		526
Closing liabilities, Reinsurance	€ (183)		5
Closing liabilities, Reinsurance			€ 5

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.